Other liabilities - Changes in the concession fee payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other liabilities
Balances at the beginning of the year	$ 907,954	$ 971,043
Concession fee payable due to concession extension	4,359
Financial result	88,488	86,331
Concession fees	146,884	146,649
Payments	(208,310)	(146,277)
Payments in advance	(3,595)
Others		(2,652)
Translation differences and inflation adjustment	(38,109)	(147,140)
Balances at the end of the year	$ 897,671	$ 907,954